PROSPECTUS SUPPLEMENT

DATED

May 1, 2022

FOR

EXECUTIVE BENEFITS (COLI) VUL

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2015 and supplement dated March 15, 2022 for Executive Benefits VUL, a corporate owned variable universal life insurance policy issued through The Guardian Separate Account N.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) formerly AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.13%	22.57%	22.11%	14.95%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio (Class S) Fred Alger Management, LLC[1]	1.16%	18.83%	23.87%	18.76%
Capital growth.	American Century VP Capital Appreciation Fund (Class I Shares) American Century Investment Management, Inc	0.91%	11.16%	19.91%	15.66%
Long-term capital growth with income as secondary objective.	American Century VP Mid Cap Value Fund (Class I Shares) American Century Investment Management, Inc	0.75%	23.20%	9.41%	12.84%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.00%	6.42%	9.71%	7.68%
Seeks long-term appreciation of capital	ClearBridge Variable Appreciation Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.97%	23.34%	16.41%	14.70%
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.07%	28.39%	13.98%	14.04%
[1]	Effective Friday, April 30, 2021, Alger Capital Appreciation Portfolio (Class S) (the “Fund”) was closed to all new investors. The Fund may resume sales to all investors (or further suspend sales) at some future date if the Board of Trustees determine that doing so would be in the best interest of shareholders. As of April 30, 2021, if you have contract value allocated, premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), you may continue to make additional investments in the Fund. If at any time after April 30, 2021, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.70%	30.54%	10.87%	13.14%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.97%	41.98%	11.08%	10.77%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.48%	3.99%	15.83%	12.85%
Seeks long-term capital appreciation.	Delaware VIP Emerging Markets Series (Service Class) Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.95%	-3.13%	11.70%	6.84%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc.	0.75%	9.26%	10.41%	8.98%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.82%	12.07%	12.48%	10.81%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.48%	0.01%	0.77%	0.39%
Seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.92%	4.29%	4.78%	5.36%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.28%	20.48%	10.41%	10.74%

2

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.49%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	28.14%	16.38%	0.00%
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	20.39%	23.84%	0.00%
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	17.72%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.78%	-0.84%	0.00%	0.00%
The Fund seeks capital appreciation.	Invesco V.I. Global Fund (Series II) Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc. Invesco Asset Management Limited	1.05%	27.38%	13.69%	11.99%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II ) Invesco Advisers, Inc.	0.80%	18.35%	9.26%	10.28%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.93%	-2.43%	2.21%	1.52%
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund (Series II) Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%

3

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Services Shares) Janus Henderson Investors US LLC	0.86%	16.91%	14.10%	11.53%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.02%	17.80%	16.41%	13.31%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio (Service Share) Janus Henderson Investors US LLC	0.92%	19.42%	8.48%	10.02%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Seeks maximum long term total return, consistent with reasonable risk.	LVIP Delaware Diversified Income Fund (Service Class) Lincoln Investment Advisors Corporation (“LIAC”) Delaware Investments Fund Advisers (“DIFA”)	0.84%	-1.62%	4.20%	3.31%
Seeks maximum long term total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund (Service Class) Lincoln Investment Advisors Corporation (“LIAC”) Delaware Investments Fund Advisers (“DIFA”)	0.83%	-1.04%	1.94%	1.46%
Seeks capital appreciation.	MFS® Research Series (Service Class) Massachusetts Financial Services Company	1.03%	24.51%	17.65%	15.35%
Seeks to provide investors with capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.90%	10.79%	8.35%	7.45%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.90%	14.88%	10.30%	9.16%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.92%	6.47%	6.53%	5.55%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	0.77%	5.48%	5.23%	2.95%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.75%	-1.36%	3.83%	3.33%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.11%	4.16%	2.71%	4.00%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%

4

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	27.43%	18.39%	16.36%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	5.85%	7.86%	6.93%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	14.37%	10.87%	8.73%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	23.49%	11.73%	13.07%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-4.42%	9.62%	4.99%

Except as set forth herein, all other provisions of the prospectus and supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

5